ORGANIZATION AND BASIS OF PRESENTATION 1 (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	$ 164,064			$ 124,172		¥ 547,002		¥ 1,029,109	¥ 807,903
Variable Interest Entity, Consolidated, Assets, Noncurrent	45,540			42,071		242,773		285,658	273,729
Total assets	209,604			166,243		789,775		1,314,767	1,081,632
Variable Interest Entity, Consolidated, Liabilities, Current	191,006			148,413		709,453		1,198,104	965,620
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	4,740			412		4,271		29,737	2,682
Total liabilities	195,746			148,825		713,724		1,227,841	968,302
Revenues	39,403	¥ 247,159	¥ 202,542	140,197	¥ 912,166	673,264	¥ 503,256
Net (loss)/income	2,700	16,935	1,904	3,807	24,771	(24,532)	(51,138)
Net cash provided by operating activities	(27,972)	(175,458)	(157,239)	40,547	263,813	49,586	99,499
Net cash used in investing activities	(2,355)	¥ (14,774)	¥ (16,371)	(7,167)	¥ (46,630)	(26,792)	¥ (34,116)
Cash and cash equivalents
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	74,059			100,637		437,594		464,545	654,777
Restricted cash
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	1,664			1,605		5,609		10,441	10,441
Inventories
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	386			300		1,605		2,420	1,952
Accounts receivable, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	94			210		0		587	1,364
Prepayments and other current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	6,262			5,014		38,297		39,280	32,621
Amounts due from the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	80,802			16,406		63,897		506,836	106,748
Property and equipment, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	14,636			14,264		67,601		91,804	92,803
Intangible assets, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	146			163		1,740		917	1,060
Goodwill
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	23,241			22,406		145,781		145,781	145,781
Deferred tax assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	1,934			369		4,087		12,134	2,404
Other non current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	5,583			4,869		23,564		35,022	31,681
Accounts payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	580			487		1,484		3,636	3,168
Accrued expenses and other liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	15,419			15,394		76,418		96,720	100,156
Deferred revenue and customer advances
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	161,087			119,277		581,215		1,010,437	776,052
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	4,409							27,658	0
Income taxes payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	3,399			2,806		1,329		21,318	18,254
Amounts due to the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	10,521			10,449		49,007		65,993	67,990
Deferred tax liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent				0		2,527			0
Other non current liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	331			$ 412		¥ 1,744		2,079	2,682
Short-term Investments
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	$ 797							¥ 5,000	¥ 0